Statement of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows Used in Operating Activities:
Net income (loss)	$ 3,386,750	$ 3,530,190
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Earnings on marketable securities held in Trust Account	(1,669)
Changes in unrealized gain on marketable securities held in Trust Account	(3,115)	(134,540)
Change in fair value of warrant liability	(5,653,850)	(6,724,150)
Change in fair value of forward purchase liability	490,184	(194,950)
Sponsor share repurchase financing expense		360,000
Allocation of deferred offering cost for warrant liability	989,674
Changes in operating assets and liabilities:
Accounts receivable		(870)
Prepaid expenses	(701,852)	394,943
Accrued expenses	347,146	2,872,474
Accrued interest		7,719
Accounts payable	63,839	(12,765)
Net cash provided by (used in) operating activities	(1,082,893)	98,051
Cash Flows from Investing Activities:
Purchase of marketable securities held in Trust Account	(230,000,000)	(2,324,312)
Proceeds from sale of investments		190,010,529
Net cash provided by (used in) investing activities	(230,000,000)	187,686,217
Cash Flows from Financing Activities:
Proceeds from issuance of Class A common stock	230,000,000
Payments for underwriting fee	(2,335,058)
Proceeds from sale of Class B common stock to Sponsor and Metric	25,000
Proceeds from the sale of Private Placement Warrants	5,095,733
Proceeds from promissory notes – related parties	188,804	1,257,500
Repayment of promissory note – related party	(188,804)
Payment of Class A common stock redemptions		(190,010,529)
Payment of deferred offering costs	(640,129)
Net cash (used in) provided by financing activities	232,145,546	(188,753,029)
Net Change in Cash	1,062,653	(968,761)
Cash – Beginning of period	0	1,062,653
Cash – End of period	1,062,653	93,892
Supplemental Non-Cash Investing and Financing Activities:
Initial measurement of Class A common stock subject to possible redemption	198,363,610
Remeasurement of Class A common stock subject to possible redemption	31,641,174	2,458,852
Initial fair value of public warrant liability	10,109,000
Initial fair value of private warrant liability	3,014,000
Initial fair value of forward purchase units liability	31,000
Initial measurement of contingent interest liability	0	32,865
Initial measurement of debt discount	0	32,865
Deferred underwriting fee payable	$ 8,050,000	$ (8,050,000)